REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
REVENUES
Schedule of revenues by for the respective periods

The Group’s revenues for the respective periods are detailed as follows (RMB in thousands):

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Sales of solar modules	80,224,354	114,381,172	89,014,018
Sales of solar cells	1,024,114	1,597,490	826,104
Sales of silicon wafers	466,553	283,561	151,095
Sales of solar projects	31,400	41,982	—
Sales of other solar products	1,380,875	2,374,386	2,265,085
Total	83,127,296	118,678,591	92,256,302